Segment Information - Reconciliation of Depreciation and Amortization, Capital Expenditures from Segments to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total Depreciation and amortization	$ 440	$ 415	$ 372
Total Capital expenditures	357	347	310
Dow Jones
Segment Reporting Information [Line Items]
Total Depreciation and amortization	153	152	119
Total Capital expenditures	100	91	77
Digital Real Estate Services
Segment Reporting Information [Line Items]
Total Depreciation and amortization	137	123	112
Total Capital expenditures	131	130	109
Book Publishing
Segment Reporting Information [Line Items]
Total Depreciation and amortization	54	49	49
Total Capital expenditures	32	42	37
News Media
Segment Reporting Information [Line Items]
Total Depreciation and amortization	91	84	84
Total Capital expenditures	93	83	85
Other
Segment Reporting Information [Line Items]
Total Depreciation and amortization	5	7	8
Total Capital expenditures	$ 1	$ 1	$ 2